U.S. Government Securities Fund®

Prospectus Supplement

January 26, 2015

(for prospectus dated November 1, 2014)

1.	The table under the heading “Portfolio managers” in the “Management” section of the prospectus is amended in its entirety to read as follows:
Portfolio manager/ Fund title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Fergus N. MacDonald Vice President	5 years	Partner – Capital Fixed Income Investors
David J. Betanzos	Less than 1 year	Partner – Capital Fixed Income Investors
Ritchie Tuazon	Less than 1 year	Vice President – Capital Fixed Income Investors

2.	The table under the heading “The Capital SystemSM” in the “Management and organization” section of the prospectus is amended in its entirety to read as follows:
Portfolio manager	Investment experience	Experience in this fund	Role in management of the fund
Fergus N. MacDonald	Investment professional for 22 years in total; 11 years with Capital Research and Management Company or affiliate	5 years	Serves as a fixed-income portfolio manager
David J. Betanzos	Investment professional for 15 years in total; 14 years with Capital Research and Management Company or affiliate	Less than 1 year	Serves as a fixed-income portfolio manager
Ritchie Tuazon	Investment professional for 15 years in total; 4 years with Capital Research and Management Company or affiliate	Less than 1 year	Serves as a fixed-income portfolio manager

Keep this supplement with your prospectus.

Lit. No. MFGEBS-117-0115P Printed in USA CGD/AFD/10039-S46341

THE FUND MAKES AVAILABLE A SPANISH TRANSLATION OF THE ABOVE PROSPECTUS SUPPLEMENT IN CONNECTION WITH THE PUBLIC OFFERING AND SALE OF ITS SHARES. THE ENGLISH LANGUAGE PROSPECTUS SUPPLEMENT ABOVE IS A FAIR AND ACCURATE REPRESENTATION OF THE SPANISH EQUIVALENT.

/s/ STEVEN I. KOSZALKA
STEVEN I. KOSZALKA
SECRETARY

The American Funds Income Series®

U.S. Government Securities Fund®

Statement of Additional Information Supplement

January 26, 2015
(for statement of additional information dated November 1, 2014, as supplemented to date)

The table under the heading “Portfolio manager fund holdings and other managed accounts” in the “Management of the fund” section of the statement of additional information is amended in its entirety to read as follows:

Portfolio manager	Dollar range of fund shares owned[1]	Number of other registered investment companies (RICs) for which portfolio manager is a manager (assets of RICs in billions)[2]		Number of other pooled investment vehicles (PIVs) for which portfolio manager is a manager (assets of PIVs in billions)[3]	Number of other accounts for which portfolio manager is a manager (assets of other accounts in billions)[4]
Fergus N. MacDonald	$100,001 – $500,000	4	$15.0	None	None
David J. Betanzos	$10,001 – $50,000	2	$ 3.5	None	None
Ritchie Tuazon	$10,001 – $50,000	2	$ 3.9	None	None

Keep this supplement with your statement of additional information.

Lit. No. MFGEBS-119-0115O CGD|10149-S46349